9. Stockholders' Equity (Details 1) (USD $)	9 Months Ended
Sep. 30, 2012
Stock Warrants
Number of Options Outstanding, Beginning	456,000
Number of Options Issued	6,187,264
Number of Options Exercised	0
Number of Options Forfeited	0
Number of Options Exercisable	6,643,264
Weighted Average Exercise Price Outstanding, Beginning	$ 0.33
Weighted Average Exercise Price Issued	$ 0.44
Weighted Average Exercise Price Outstanding, Ending	$ 0.43
Weighted Average Exercise Price Exercisable	$ 0.43
Weighted Average Remaining Contractual Life (in years) Outstanding	4 years 8 months 15 days
Weighted Average Remaining Contractual Life (in years) Exercisable	4 years 8 months 15 days
Aggregate Intrinsic Value Outstanding, Ending	$ 47,332
Aggregate Intrinsic Value Exercisable	$ 47,332
Grants to Employee and Directors
Number of Options Outstanding, Beginning	0
Number of Options Issued	4,779,371
Number of Options Exercised	0
Number of Options Forfeited	(190,000)
Number of Options Outstanding, Ending	4,589,371
Number of Options Exercisable	4,589,371
Weighted Average Exercise Price Outstanding, Beginning	$ 0.61
Weighted Average Exercise Price Forfeited	$ 1
Weighted Average Exercise Price Outstanding, Ending	$ 0.59
Weighted Average Exercise Price Exercisable	$ 0.35
Weighted Average Remaining Contractual Life (in years) Outstanding	4 years 9 months 22 days
Weighted Average Remaining Contractual Life (in years) Exercisable	5 years
Grants to Non Employees
Number of Options Outstanding, Beginning	175,000
Number of Options Issued	0
Number of Options Exercised	0
Number of Options Forfeited	0
Number of Options Outstanding, Ending	175,000
Weighted Average Exercise Price Outstanding, Beginning	$ 1
Weighted Average Exercise Price Outstanding, Ending	$ 1
Weighted Average Exercise Price Exercisable	$ 1
Weighted Average Remaining Contractual Life (in years) Outstanding	4 years 6 months
Weighted Average Remaining Contractual Life (in years) Exercisable	4 years 6 months